Retirement Benefit Plans - Estimated Future Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013
Compensation And Retirement Disclosure [Abstract]
2014	$ 1,319
2015	1,347
2016	1,562
2017	2,115
2018	2,476
2019-2023	$ 12,400